Income Tax (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ 267,250	$ 282,163	$ 189,196
Income Tax Reconciliation, Foreign Income Tax Rate Differential	(9,681)	(7,544)	(7,207)
Income Tax Reconciliation Foreign Income Tax Basis Differential	(11,584)	(5,210)	(4,222)
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	4,147	(11)	(4,450)
Income Tax Reconciliation, Tax Contingencies, Domestic	5,562	3,942	(10,774)
Income Tax Reconciliation Change In Canadian Enacted Tax Rate	(40,593)	0	0
Income Tax Reconciliation Change In Foreign Enacted Tax Rate	(1,933)	0	0
Income Tax Reconciliation Subpart F	9,340	0	0
Income Tax Reconciliation, Tax Credits, Foreign	3,546	0	0
Income Tax Reconciliation, Prior Year Income Taxes	(1,863)	(2,322)	4,552
Income Tax Reconciliation, Other Adjustments	427	(579)	468
Provision for income taxes	$ 217,526	$ 270,439	$ 167,563
Effective Income Tax Rate, Continuing Operations	2850.00%	3350.00%	3100.00%